OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

8.   OTHER CURRENT ASSETS

The breakdown of other current assets is as follows:

	2016	2017
Frequency license (Note 33c.i)	3,056	3,760
Prepaid rental	1,234	1,349
Advances	394	1,156
Prepaid salaries	229	227
Advance to employee	32	35
Others	301	656
Total	5,246	7,183

Refer to Note 31 for details of related party transactions.